Compensation of key management personnel (Tables)	12 Months Ended
Jun. 30, 2012
Compensation and Employee Benefit Plans [Abstract]
Schedule of remuneration of directors and other members of key management

	2012	2011
	$	$

Management salaries and director's fees	928,000	625,000
Management bonus payments	170,000	86,000
Other management benefits	10,000	7,000
Share based compensation	738,000	541,000
	1,846,000	1,259,000